SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details) ₫ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫) item $ / ₫	Dec. 31, 2023 USD ($) item $ / ₫	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units | item	2	2
Advertising cost	₫ 1,266,417	$ 53.1	₫ 1,839,069	₫ 614,805
Convenience translation rate (USD to VND) | $ / ₫	23,866	23,866
License | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years 2 months	3 years 2 months
License | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years 4 months	3 years 4 months
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	8 years	8 years
Others | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years	3 years
Others | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	15 years	15 years